Property, Plant and Equipment - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Balance at beginning of year	$ 4,220	$ 5,899
Change from financing activities:
Payment of lease liabilities	(2,608)	(1,957)
Total change from financing activities	(2,608)	(1,957)
Other changes:
New lease	8,474	246
Interest expense	155	112
Interest paid	(155)	(112)
Effect of exchange rate changes	368	32
Total liability-related other changes	8,842	278
Balance at end of year	$ 10,454	$ 4,220